Financial Instruments - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended	9 Months Ended
	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021	Apr. 30, 2022	Jul. 31, 2022	Jul. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	$ 1,202,305	$ 1,177,299	$ 1,094,005	$ 1,177,299	$ 1,202,305
Decreases (increases) in the Bank's before-tax annual earnings		39			43	$ 44
The unrealized foreign currency translation gains		331			297	$ 324
Derivative liabilities transferred into Level 3	0	0	0
Obligations Relating To Short Selling Of Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities transferredout of level two into level one	33	624	2,550
Liabilities transferred out of level one into level two	5,517	361	2,235
Trading assets [member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one	513	1,191	9,455
Assets transferred out of level one into level two	10,161	1,306	9,972
Investment Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one	435	475	3,407
Assets transferred out of level one into level two	6,225	463	13,474
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	177,182				177,182
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	1,025,123				1,025,123
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	440,868	425,399	396,967	425,399	440,868
Retail [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	106,652	99,000	91,000	99,000	106,652
Retail [member] | Standardized portfolio [member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	60,000	$ 60,000	$ 55,000	$ 60,000	60,000
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	$ 334,216				$ 334,216
Percentage of residential mortgage portfolio insured			31.00%	28.00%	28.00%
Percentage of residential mortgage portfolio uninsured to average loan value	46.00%	47.00%	49.00%	47.00%	46.00%
Retail [member] | Top of range [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Secured mortgage loans to value ratio					80.00%